UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN/USA     August 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $93,156 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     2027    60586 SH       SOLE                    49168        0    11418
AEROPOSTALE                    COM              007865108      252     7355 SH       SOLE                     5895        0     1460
AIRGAS INC                     COM              009363102     1850    45651 SH       SOLE                    36009        0     9642
AKAMAI TECHNOLOGIES INC        COM              00971T101     1610    83960 SH       SOLE                    65205        0    18755
AMEDISYS INC                   COM              023436108     1332    40330 SH       SOLE                    32255        0     8075
ASTRAZENECA PLC                SPONSORED ADR    046353108     1391    31512 SH       SOLE                    25082        0     6430
BALLY TECHNOLOGIES INC         COM              05874B107      522    17460 SH       SOLE                    12275        0     5185
BIOGEN IDEC INC                COM              09062X103     1660    36765 SH       SOLE                    29350        0     7415
BMC SOFTWARE INC               COM              055921100     1029    30460 SH       SOLE                    23805        0     6655
CATALYST HEALTH SOLUTIONS IN   COM              14888B103     1682    67435 SH       SOLE                    53700        0    13735
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     2145    80350 SH       SOLE                    61600        0    18750
COMCAST CORP NEW               CL A             20030N101     1580   109300 SH       SOLE                    85660        0    23640
CVS CAREMARK CORPORATION       COM              126650100     1618    50777 SH       SOLE                    39517        0    11260
DIRECTV GROUP INC              COM              25459L106     1986    80355 SH       SOLE                    64510        0    15845
DOLBY LABORATORIES INC         COM              25659T107     1977    53040 SH       SOLE                    40485        0    12555
EMCOR GROUP INC                COM              29084Q100     1784    88670 SH       SOLE                    70085        0    18585
EXXON MOBIL CORP               COM              30231G102      581     8315 SH       SOLE                     8115        0      200
GAMESTOP CORP NEW              CL A             36467W109     1084    49240 SH       SOLE                    37870        0    11370
GENERAL DYNAMICS CORP          COM              369550108     1606    29003 SH       SOLE                    23081        0     5922
HEWLETT PACKARD CO             COM              428236103     2014    52101 SH       SOLE                    40635        0    11465
HORNBECK OFFSHORE SVCS INC N   COM              440543106     1309    61180 SH       SOLE                    51375        0     9805
HOSPIRA INC                    COM              441060100     1541    40005 SH       SOLE                    32205        0     7800
INTERNATIONAL BUSINESS MACHS   COM              459200101     2705    25901 SH       SOLE                    20136        0     5765
ISHARES TR                     BARCLYS 1-3YR CR 464288646     5113    49604 SH       SOLE                    38785        0    10819
ISHARES TR                     BARCLYS INTER CR 464288638     4727    47270 SH       SOLE                    36345        0    10925
ISHARES TR                     IBOXX INV CPBD   464287242     3745    37347 SH       SOLE                    27470        0     9877
JOHNSON & JOHNSON              COM              478160104     2013    35433 SH       SOLE                    28022        0     7412
KENSEY NASH CORP               COM              490057106     1738    66305 SH       SOLE                    51835        0    14470
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2220    32749 SH       SOLE                    26152        0     6597
LHC GROUP INC                  COM              50187A107      647    29145 SH       SOLE                    20895        0     8250
MASTEC INC                     COM              576323109      209    17870 SH       SOLE                    17495        0      375
NATIONAL OILWELL VARCO INC     COM              637071101     1501    45947 SH       SOLE                    37167        0     8780
NII HLDGS INC                  CL B NEW         62913F201     1472    77210 SH       SOLE                    61540        0    15670
OCEANEERING INTL INC           COM              675232102     2386    52784 SH       SOLE                    41001        0    11783
OPEN TEXT CORP                 COM              683715106     1153    31645 SH       SOLE                    22875        0     8770
ORACLE CORP                    COM              68389X105     2448   114308 SH       SOLE                    86830        0    27478
PHILIP MORRIS INTL INC         COM              718172109      276     6331 SH       SOLE                     6121        0      210
PRECISION CASTPARTS CORP       COM              740189105     1398    19140 SH       SOLE                    15230        0     3910
PRICELINE COM INC              COM NEW          741503403     2302    20635 SH       SOLE                    16165        0     4470
REHABCARE GROUP INC            COM              759148109      377    15755 SH       SOLE                    13705        0     2050
ST JUDE MED INC                COM              790849103     2135    51955 SH       SOLE                    40740        0    11215
STRYKER CORP                   COM              863667101     1525    38380 SH       SOLE                    30330        0     8050
SUPERIOR ENERGY SVCS INC       COM              868157108     1354    78383 SH       SOLE                    65678        0    12705
SYBASE INC                     COM              871130100     2319    73995 SH       SOLE                    58545        0    15450
SYKES ENTERPRISES INC          COM              871237103      324    17935 SH       SOLE                    12235        0     5700
SYNAPTICS INC                  COM              87157D109     2020    52255 SH       SOLE                    41415        0    10840
SYNIVERSE HLDGS INC            COM              87163F106     2473   154246 SH       SOLE                   121454        0    32792
SYNTEL INC                     COM              87162H103      241     7675 SH       SOLE                     5240        0     2435
TELECOMMUNICATION SYS INC      CL A             87929J103     1739   244535 SH       SOLE                   196725        0    47810
TRIUMPH GROUP INC NEW          COM              896818101      587    14671 SH       SOLE                    12225        0     2446
U S PHYSICAL THERAPY INC       COM              90337L108      323    21865 SH       SOLE                    16965        0     4900
UNITED TECHNOLOGIES CORP       COM              913017109     1762    33901 SH       SOLE                    26405        0     7496
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3249    41095 SH       SOLE                    36019        0     5076
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3593    46245 SH       SOLE                    39673        0     6572
WAL MART STORES INC            COM              931142103      210     4330 SH       SOLE                     3880        0      450
WMS INDS INC                   COM              929297109      292     9275 SH       SOLE                     6500        0     2775